Segment Reporting, including Geographic Area Data and Major Customers - Additional Information (Detail) - customer	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting, including Geographic Area Data and Major Customers
Entity-wide revenue, major customer, number	0	0	0